UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

     /s/ Christopher D. Johnson     Waltham, MA/USA     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $547,144 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     6631    85000 SH       Sole                    85000        0        0
CIGNA CORP                     COM              125509109    35780  1000000 SH       Sole                  1000000        0        0
CROWN CASTLE INTL CORP         COM              228227104    23594   534400 SH       Sole                   534400        0        0
CSX CORP                       COM              126408103     7269   131400 SH       Sole                   131400        0        0
DIRECTV                        COM CL A         25490A101    11427   274500 SH  CALL Sole                   274500        0        0
DRESSER-RAND GROUP INC         COM              261608103    12915   350100 SH       Sole                   350100        0        0
EQUINIX INC                    COM NEW          29444U502    14431   141000 SH       Sole                   141000        0        0
EXPRESS SCRIPTS INC            COM              302182100    21574   443000 SH       Sole                   443000        0        0
EXPRESS SCRIPTS INC            COM              302182100    33564   689200 SH  CALL Sole                   698200        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     7325   270000 SH       Sole                   270000        0        0
FLOWSERVE CORP                 COM              34354P105     4924    45000 SH       Sole                    45000        0        0
HEALTH NET INC                 COM              42222G108    41796  1537200 SH       Sole                  1537200        0        0
INTERCONTINENTALEXCHANGE INC   COM              45865V100     7854    75000 SH       Sole                    75000        0        0
JPMORGAN CHASE & CO            COM              46625H100    13321   350000 SH       Sole                   350000        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     7142   110000 SH       Sole                   110000        0        0
LIVE NATION ENTERTAINMENT IN   COM              538034109    17072  1727940 SH       Sole                  1727940        0        0
LOGMEIN INC                    COM              54142L109      921    25600 SH       Sole                    25600        0        0
MASTERCARD INC                 CL A             57636Q104     6944    31000 SH       Sole                    31000        0        0
MEDNAX INC                     COM              58502B106    37440   702433 SH       Sole                   702433        0        0
POPULAR INC                    COM              733174106    57448 19809667 SH       Sole                 19809667        0        0
QUALCOMM INC                   COM              747525103     4513   100000 SH       Sole                   100000        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    19344   480000 SH       Sole                   480000        0        0
SCHLUMBERGER LTD               COM              806857108    13308   216000 SH       Sole                   216000        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101     8193   172200 SH       Sole                   172200        0        0
SLM CORP                       COM              78442P106    18249  1580000 SH       Sole                  1580000        0        0
STANLEY BLACK & DECKER INC     COM              854502101     7966   130000 SH       Sole                   130000        0        0
TIME WARNER INC                COM NEW          887317303     6130   200000 SH       Sole                   200000        0        0
TRANSDIGM GROUP INC            COM              893641100    66931  1078656 SH       Sole                  1078656        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100     6412   165000 SH       Sole                   165000        0        0
VERISK ANALYTICS INC           CL A             92345Y106     4762   170000 SH       Sole                   170000        0        0
VISTAPRINT N V                 SHS              N93540107    10822   280000 SH       Sole                   280000        0        0
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102    11142   649282 SH       Sole                   649282        0        0